Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. See
Section
 3—Executive-Compensation Framework
on page 49 for additional information on the Company’s
pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance.
The table below provides information on the following for each reporting year: (1) the amount of total compensation reported in the “Total” column of the
Summary Compensation Table
for the principal executive officer (the “PEO”) and the
non-PEO
NEOs; (2) the compensation actually paid to the PEO and the
non-PEO
NEOs; (3) our TSR; (4) the TSR of the KBW Nasdaq Bank Index (which is our peer group for purposes of this section); (5) our net income; and (6) our adjusted earnings per share (which is our company-selected performance measure). “Compensation actually paid” is an amount calculated under SEC rules which does not reflect the actual amount of compensation realized by the PEO and non-PEO
NEOs in any reporting year. See
Realized Pay
on page 47 for additional information on aggregate compensation amounts actually realized by our Chief Executive Officer for 2022 to 2025.

Year	Summary Compensation Table Total for PEO (1) ($)		Compensation Actually Paid to PEO (2) ($)		Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (5) ($ in millions)	Adjusted Earnings Per Share (6) ($)
							Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (4) ($)
	Kelly S. King	William H. Rogers, Jr.	Kelly S. King	William H. Rogers, Jr.

2025	—	14,313,770	—	15,202,106	5,695,498	5,939,629	129.86	196.02	5,307	4.00

2024	—	13,951,543	—	18,337,254	10,170,694	12,310,236	96.99	132.63	4,840	3.81

2023	—	12,401,590	—	4,483,210	9,336,938	4,007,586	78.39	96.66	(1,047)	3.81

2022	—	13,237,842	—	11,774,153	6,193,618	6,642,889	85.70	97.53	6,267	4.96

2021	15,288,905	10,395,426	23,785,332	24,811,139	9,296,667	9,957,776	112.04	124.08	6,437	5.53

(1)	The PEO for each reporting year was William H. Rogers, Jr. and in 2021, was also Kelly S. King. The non-PEO NEOs for each reporting year are as follows:
◾	2025: Michael B. Maguire, Kristin Lesher, Dontá L. Wilson, Bradley D. Bender, and Hugh S. Cummins III
◾	2024: Michael B. Maguire, Kristin Lesher, Dontá L. Wilson, and Hugh S. Cummins III
◾	2023: Michael B. Maguire, Dontá L. Wilson, Hugh S. Cummins III, Clarke R. Starnes III, and John M. Howard
◾	2022: Daryl N. Bible, Michael B. Maguire, Dontá L. Wilson, Hugh S. Cummins III, and Clarke R. Starnes III
◾	2021: Daryl N. Bible, Hugh S. Cummins III, Clarke R. Starnes III, John M. Howard, and Christopher L. Henson

(2)
SEC rules require certain adjustments be made to the amount of total compensation reported in the “Total” column of the
Summary Compensation Table
for the PEO and
non-PEO
NEOs to determine compensation actually paid for the applicable reporting year. For 2025, these adjustments are as set forth below, provided as an average for the non-PEO
NEOs:

Year	Executive(s)	Reported Summary Compensation Table Total ($)	Minus Reported Value of Equity Awards (a) ($)	Plus Equity Award Adjustments (b) ($)	Minus Reported Change in Actuarial Present Value of Pension Benefits (c) ($)	Plus Pension Benefit Adjustments (d) ($)	Equals Compensation Actually Paid ($)

2025	PEO	14,313,770	(7,275,126)	9,409,789	(1,282,068)	35,741	15,202,106

	Non-PEO NEOs	5,695,498	(1,988,651)	2,555,292	(505,477)	182,967	5,939,629

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the 2025 Summary Compensation Table .

(b)
Amounts provided in the “Equity Award Adjustments” column were determined as set forth below. There were no equity awards granted to NEOs in 2025 which vested on or before December 31, 2025, and no dividends, dividend equivalents, or other earnings paid to NEOs on unvested equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that the 2024 PSU (Leadership) awards are valued based on the assumption that threshold performance is probable. Values are provided as an average for the non-PEO
NEOs.

Year	Executive(s)	Value as of 2025 Year-End of 2025 Equity Awards Outstanding as of Year-End ($)	Plus Change in Value as of 2025 Year-End for Prior Year Awards Outstanding as of Year-End ($)	Plus Change in Value as of Vesting Date for Prior Year Awards That Vested in 2025 ($)	Minus Value as of 2024 Year-End of Prior Year Awards That Failed to Vest in 2025 ($)	Equals Equity Award Adjustments ($)

2025	PEO	7,949,056	1,557,250	(96,517)	—	9,409,789

	Non-PEO NEOs	2,170,703	402,270	145,162	(162,842)	2,555,292

(c)
Represents the aggregate change in actuarial present value of accumulated benefits under defined benefit and actuarial pension plans reported in the “Change in Pension Value &
Non-Qualified
Deferred Compensation Earnings” column of the
2025 Summary Compensation Table
.

(d)
Amounts provided in the “Pension Benefit Adjustments” column were determined as set forth below. “Service cost” refers to the actuarially determined present value of plan benefits attributable to services rendered during 2025. “Prior service cost” refers to the entire cost of plan benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during 2025 that are attributable under the plan benefit formula to services rendered in periods prior to the plan amendment or initiation. Both service cost and prior service cost are calculated in accordance with U.S. GAAP. Values are provided as an average for the non-PEO
NEOs.

Year	Executive(s)	Service Cost ($)	Plus Prior Service Cost ($)	Equals Pension Benefit Adjustments ($)

2025	PEO	35,741	—	35,741

	Non-PEO NEOs	182,967	—	182,967

(3)
TSR is calculated by dividing (1) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (2) the Company’s share price at the beginning of the measurement period.

(4)	Represents the weighted TSR of the KBW Nasdaq Bank Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(5)	The dollar amounts reported represent the net income (or loss) reflected in the Company’s audited financial statements for the applicable year, calculated in accordance with U.S. GAAP.

(6)
For purposes of our incentive-compensation programs, adjusted EPS was calculated for 2025 and 2024 by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain significant unusual or non-core
performance items as determined by the Committee, by the average number of fully diluted common shares outstanding during the year. Because the method of calculating adjusted EPS for 2024 and 2025 differed from the approach used in prior years, the adjusted EPS values for 2021–2023 have been recalculated for purposes of this Pay Versus Performance (“PvP”) table to be consistent with the method of calculation for 2024 and 2025. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EPS for purposes of our incentive-compensation programs is a non-GAAP
financial measure and excludes securities (gains) losses, goodwill impairments, charitable contributions, FDIC special assessments, discrete tax benefits, legal accruals, and certain other selected items.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote
(1)	The PEO for each reporting year was William H. Rogers, Jr. and in 2021, was also Kelly S. King. The non-PEO NEOs for each reporting year are as follows:
◾	2025: Michael B. Maguire, Kristin Lesher, Dontá L. Wilson, Bradley D. Bender, and Hugh S. Cummins III
◾	2024: Michael B. Maguire, Kristin Lesher, Dontá L. Wilson, and Hugh S. Cummins III
◾	2023: Michael B. Maguire, Dontá L. Wilson, Hugh S. Cummins III, Clarke R. Starnes III, and John M. Howard
◾	2022: Daryl N. Bible, Michael B. Maguire, Dontá L. Wilson, Hugh S. Cummins III, and Clarke R. Starnes III
◾	2021: Daryl N. Bible, Hugh S. Cummins III, Clarke R. Starnes III, John M. Howard, and Christopher L. Henson

Peer Group Issuers, Footnote	Represents the weighted TSR of the KBW Nasdaq Bank Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 14,313,770
PEO Actually Paid Compensation Amount	$ 15,202,106
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the amount of total compensation reported in the “Total” column of the
Summary Compensation Table
for the PEO and
non-PEO
NEOs to determine compensation actually paid for the applicable reporting year. For 2025, these adjustments are as set forth below, provided as an average for the non-PEO
NEOs:

Year	Executive(s)	Reported Summary Compensation Table Total ($)	Minus Reported Value of Equity Awards (a) ($)	Plus Equity Award Adjustments (b) ($)	Minus Reported Change in Actuarial Present Value of Pension Benefits (c) ($)	Plus Pension Benefit Adjustments (d) ($)	Equals Compensation Actually Paid ($)

2025	PEO	14,313,770	(7,275,126)	9,409,789	(1,282,068)	35,741	15,202,106

	Non-PEO NEOs	5,695,498	(1,988,651)	2,555,292	(505,477)	182,967	5,939,629

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the 2025 Summary Compensation Table .

(b)
Amounts provided in the “Equity Award Adjustments” column were determined as set forth below. There were no equity awards granted to NEOs in 2025 which vested on or before December 31, 2025, and no dividends, dividend equivalents, or other earnings paid to NEOs on unvested equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that the 2024 PSU (Leadership) awards are valued based on the assumption that threshold performance is probable. Values are provided as an average for the non-PEO
NEOs.

Year	Executive(s)	Value as of 2025 Year-End of 2025 Equity Awards Outstanding as of Year-End ($)	Plus Change in Value as of 2025 Year-End for Prior Year Awards Outstanding as of Year-End ($)	Plus Change in Value as of Vesting Date for Prior Year Awards That Vested in 2025 ($)	Minus Value as of 2024 Year-End of Prior Year Awards That Failed to Vest in 2025 ($)	Equals Equity Award Adjustments ($)

2025	PEO	7,949,056	1,557,250	(96,517)	—	9,409,789

	Non-PEO NEOs	2,170,703	402,270	145,162	(162,842)	2,555,292

(c)
Represents the aggregate change in actuarial present value of accumulated benefits under defined benefit and actuarial pension plans reported in the “Change in Pension Value &
Non-Qualified
Deferred Compensation Earnings” column of the
2025 Summary Compensation Table
.

(d)
Amounts provided in the “Pension Benefit Adjustments” column were determined as set forth below. “Service cost” refers to the actuarially determined present value of plan benefits attributable to services rendered during 2025. “Prior service cost” refers to the entire cost of plan benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during 2025 that are attributable under the plan benefit formula to services rendered in periods prior to the plan amendment or initiation. Both service cost and prior service cost are calculated in accordance with U.S. GAAP. Values are provided as an average for the non-PEO
NEOs.

Year	Executive(s)	Service Cost ($)	Plus Prior Service Cost ($)	Equals Pension Benefit Adjustments ($)

2025	PEO	35,741	—	35,741

	Non-PEO NEOs	182,967	—	182,967

Non-PEO NEO Average Total Compensation Amount	$ 5,695,498	$ 10,170,694	$ 9,336,938	$ 6,193,618	$ 9,296,667
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,939,629	12,310,236	4,007,586	6,642,889	9,957,776
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the amount of total compensation reported in the “Total” column of the
Summary Compensation Table
for the PEO and
non-PEO
NEOs to determine compensation actually paid for the applicable reporting year. For 2025, these adjustments are as set forth below, provided as an average for the non-PEO
NEOs:

Year	Executive(s)	Reported Summary Compensation Table Total ($)	Minus Reported Value of Equity Awards (a) ($)	Plus Equity Award Adjustments (b) ($)	Minus Reported Change in Actuarial Present Value of Pension Benefits (c) ($)	Plus Pension Benefit Adjustments (d) ($)	Equals Compensation Actually Paid ($)

2025	PEO	14,313,770	(7,275,126)	9,409,789	(1,282,068)	35,741	15,202,106

	Non-PEO NEOs	5,695,498	(1,988,651)	2,555,292	(505,477)	182,967	5,939,629

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the 2025 Summary Compensation Table .

(b)
Amounts provided in the “Equity Award Adjustments” column were determined as set forth below. There were no equity awards granted to NEOs in 2025 which vested on or before December 31, 2025, and no dividends, dividend equivalents, or other earnings paid to NEOs on unvested equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that the 2024 PSU (Leadership) awards are valued based on the assumption that threshold performance is probable. Values are provided as an average for the non-PEO
NEOs.

Year	Executive(s)	Value as of 2025 Year-End of 2025 Equity Awards Outstanding as of Year-End ($)	Plus Change in Value as of 2025 Year-End for Prior Year Awards Outstanding as of Year-End ($)	Plus Change in Value as of Vesting Date for Prior Year Awards That Vested in 2025 ($)	Minus Value as of 2024 Year-End of Prior Year Awards That Failed to Vest in 2025 ($)	Equals Equity Award Adjustments ($)

2025	PEO	7,949,056	1,557,250	(96,517)	—	9,409,789

	Non-PEO NEOs	2,170,703	402,270	145,162	(162,842)	2,555,292

(c)
Represents the aggregate change in actuarial present value of accumulated benefits under defined benefit and actuarial pension plans reported in the “Change in Pension Value &
Non-Qualified
Deferred Compensation Earnings” column of the
2025 Summary Compensation Table
.

(d)
Amounts provided in the “Pension Benefit Adjustments” column were determined as set forth below. “Service cost” refers to the actuarially determined present value of plan benefits attributable to services rendered during 2025. “Prior service cost” refers to the entire cost of plan benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during 2025 that are attributable under the plan benefit formula to services rendered in periods prior to the plan amendment or initiation. Both service cost and prior service cost are calculated in accordance with U.S. GAAP. Values are provided as an average for the non-PEO
NEOs.

Year	Executive(s)	Service Cost ($)	Plus Prior Service Cost ($)	Equals Pension Benefit Adjustments ($)

2025	PEO	35,741	—	35,741

	Non-PEO NEOs	182,967	—	182,967

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EPS
Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table
Financial Performance Measures

As described in the
Compensation Discussion and Analysis
, the Committee believes our executive-compensation program should be aligned with the interests of shareholders, drive long-term value creation for the Company, and account for the safety and soundness of Truist commensurate with its structure, risk profile, complexity, activities, and size. At the beginning of 2025, the Committee selected the financial performance measures which it believed would incentivize the execution of short- and long-term goals that support Truist’s enterprise strategic goals. These metrics, as set forth below, are the most important financial performance measures used by the Company in 2025 to link the Company’s performance to the compensation actually paid to the Company’s NEOs.

◾ Adjusted EPS ◾ Adjusted Operating Leverage ◾ Adjusted PPNR ◾ Adjusted ROTCE ◾ CET1 Capital Ratio ◾ TBVPS + Dividend Growth ◾ TSR

Total Shareholder Return Amount	$ 129.86	96.99	78.39	85.7	112.04
Peer Group Total Shareholder Return Amount	196.02	132.63	96.66	97.53	124.08
Net Income (Loss)	$ 5,307,000,000	$ 4,840,000,000	$ (1,047,000,000)	$ 6,267,000,000	$ 6,437,000,000
Company Selected Measure Amount	4	3.81	3.81	4.96	5.53
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	For purposes of our incentive-compensation programs, adjusted EPS was calculated for 2025 and 2024 by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain significant unusual or non-core
performance items as determined by the Committee, by the average number of fully diluted common shares outstanding during the year. Because the method of calculating adjusted EPS for 2024 and 2025 differed from the approach used in prior years, the adjusted EPS values for 2021–2023 have been recalculated for purposes of this Pay Versus Performance (“PvP”) table to be consistent with the method of calculation for 2024 and 2025. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EPS for purposes of our incentive-compensation programs is a non-GAAP
	financial measure and excludes securities (gains) losses, goodwill impairments, charitable contributions, FDIC special assessments, discrete tax benefits, legal accruals, and certain other selected items.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Leverage
Non-GAAP Measure Description	Adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth as discussed in this PvP section are non-GAAP
financial measures that include adjustments to the corresponding GAAP amounts. As such, the terms “EPS”, “Operating Leverage”, “PPNR”, and “ROTCE” as used in this PvP section refer to as-adjusted values. Accordingly, the as-adjusted
values used for compensation purposes may differ from those identified in
Section 2—Performance
of the
Compensation Discussion and Analysis
	or the Company’s financial reporting disclosures. For additional detail regarding these adjustments and the calculation of adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth for 2025 and 2024, please refer to Annex A.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted PPNR
Non-GAAP Measure Description	Adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth as discussed in this PvP section are non-GAAP
financial measures that include adjustments to the corresponding GAAP amounts. As such, the terms “EPS”, “Operating Leverage”, “PPNR”, and “ROTCE” as used in this PvP section refer to as-adjusted values. Accordingly, the as-adjusted
values used for compensation purposes may differ from those identified in
Section 2—Performance
of the
Compensation Discussion and Analysis
	or the Company’s financial reporting disclosures. For additional detail regarding these adjustments and the calculation of adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth for 2025 and 2024, please refer to Annex A.
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROTCE
Non-GAAP Measure Description	Adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth as discussed in this PvP section are non-GAAP
financial measures that include adjustments to the corresponding GAAP amounts. As such, the terms “EPS”, “Operating Leverage”, “PPNR”, and “ROTCE” as used in this PvP section refer to as-adjusted values. Accordingly, the as-adjusted
values used for compensation purposes may differ from those identified in
Section 2—Performance
of the
Compensation Discussion and Analysis
	or the Company’s financial reporting disclosures. For additional detail regarding these adjustments and the calculation of adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth for 2025 and 2024, please refer to Annex A.
Measure:: 5
Pay vs Performance Disclosure
Name	CET1 Capital Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	TBVPS + Dividend Growth
Non-GAAP Measure Description	Adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth as discussed in this PvP section are non-GAAP
financial measures that include adjustments to the corresponding GAAP amounts. As such, the terms “EPS”, “Operating Leverage”, “PPNR”, and “ROTCE” as used in this PvP section refer to as-adjusted values. Accordingly, the as-adjusted
values used for compensation purposes may differ from those identified in
Section 2—Performance
of the
Compensation Discussion and Analysis
	or the Company’s financial reporting disclosures. For additional detail regarding these adjustments and the calculation of adjusted EPS, Operating Leverage, PPNR, and ROTCE, and TBVPS + Dividend Growth for 2025 and 2024, please refer to Annex A.
Measure:: 7
Pay vs Performance Disclosure
Name	TSR
Mr. William H. Rogers, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,313,770	$ 13,951,543	$ 12,401,590	$ 13,237,842	$ 10,395,426
PEO Actually Paid Compensation Amount	$ 15,202,106	18,337,254	4,483,210	11,774,153	24,811,139
PEO Name	William H. Rogers, Jr.
Mr. Kelly S. King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	0	15,288,905
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 23,785,332
PEO Name	Kelly S. King
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,282,068)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,741
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,741
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,275,126)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,409,789
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,949,056
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,557,250
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,517)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,477)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,967
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,967
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,988,651)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,555,292
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,170,703
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,270
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,162
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (162,842)